Shareholder's equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital
Total number of shares issued	83,649,887	83,649,887
Treasury shares
Share Capital
Total number of shares issued	3,447,864
Cogna Group
Share Capital
Total number of shares issued	64,436,093
Free Float
Share Capital
Total number of shares issued	15,765,930
Class A common shares
Share Capital
Total percentage of shares issued	23.00%
Class A common shares | Treasury shares
Share Capital
Total number of shares issued	3,447,864	2,647,652
Class A common shares | Cogna Group
Share Capital
Total number of shares issued	0
Class A common shares | Free Float
Share Capital
Total number of shares issued	15,765,930	16,566,142
Class B common shares
Share Capital
Total number of shares issued	64,436,093	64,436,093
Total percentage of shares issued	77.00%
Class B common shares | Treasury shares
Share Capital
Total number of shares issued	0
Class B common shares | Cogna Group
Share Capital
Total number of shares issued	64,436,093
Class B common shares | Free Float
Share Capital
Total number of shares issued	0